INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2021
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION
NOTE 24 – INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION

Presented below are condensed financial statements for our parent company.

CONDENSED STATEMENTS OF FINANCIAL CONDITION
	December 31,
	2021	2020
	(In thousands)
ASSETS
Cash and due from banks	$6,093	$10,466
Interest bearing deposits - time	40,000	40,000
Investment in subsidiaries	432,949	418,465
Accrued income and other assets	96	805
Total Assets	$479,138	$469,736

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$39,357	$39,281
Subordinated debentures	39,592	39,524
Accrued expenses and other liabilities	844	684
Shareholders’ equity	399,345	390,247
Total Liabilities and Shareholders’ Equity	$479,138	$469,736

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2021	2020	2019
	(In thousands)
OPERATING INCOME
Dividends from subsidiary	$32,000	$24,000	$29,000
Interest income	55	99	230
Other income	33	42	61
Total Operating Income	32,088	24,141	29,291

OPERATING EXPENSES
Interest expense	3,625	2,893	2,104
Administrative and other expenses	787	733	655
Total Operating Expenses	4,412	3,626	2,759
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	27,676	20,515	26,532
Income tax benefit	(1,048)	(937)	(423)
Income Before Equity in Undistributed Net Income of Subsidiaries	28,724	21,452	26,955
Equity in undistributed net income of subsidiaries	34,171	34,700	19,480
Net Income	$62,895	$56,152	$46,435

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2021	2020	2019
	(In thousands)
Net Income	$62,895	$56,152	$46,435
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax (benefit) expense	(81)	(34)	1,503
Share based compensation	95	89	65
Accretion of discount on subordinated debt and debentures	144	113	68
(Increase) decrease in accrued income and other assets	788	(307)	891
Increase in accrued expenses and other liabilities	159	109	45
Equity in undistributed net income of subsidiaries	(34,171)	(34,700)	(19,480)
Total Adjustments	(33,066)	(34,730)	(16,908)
Net Cash From Operating Activities	29,829	21,422	29,527

CASH FLOW FROM (USED IN) INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(160,000)	(85,000)	(20,000)
Maturity of interest bearing deposits - time	160,000	55,000	35,000
Net Cash From (Used In) Investing Activities	-	(30,000)	15,000

CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of subordinated debt, net of issuance costs	-	39,236	-
Dividends paid	(18,155)	(17,618)	(16,554)
Proceeds from issuance of common stock	1,913	1,907	2,074
Share based compensation withholding obligation	(691)	(755)	(882)
Repurchase of common stock	(17,269)	(14,231)	(26,284)
Net Cash From (Used In) Financing Activities	(34,202)	8,539	(41,646)
Net Increase (Decrease) in Cash and Cash Equivalents	(4,373)	(39)	2,881
Cash and Cash Equivalents at Beginning of Year	10,466	10,505	7,624
Cash and Cash Equivalents at End of Year	$6,093	$10,466	$10,505